TAXES ON INCOME (Schedule of Income (Loss) from Continuing Operations Before Income Tax Domestic and Foreign) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
TAXES ON INCOME [Abstract]
Domestic (Israel)	$ 3,840	$ (1,659)	$ 1,942
Foreign (United States)	1,416	4,184	3,305
Loss before taxes on income	$ 5,256	$ 2,525	$ 5,247